Segment Reporting (Schedule of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 452,341	¥ 625,934	¥ 659,787
Point program expenses	94,291	57,832	67,705
Capital expenditures	597,078	595,216	661,765
Impairment losses of goodwill and unamortizable intangible assets	11,614	8,620
Impairment of long-lived assets	591	9,063	30,161
Telecommunications Business
Segment Reporting Information [Line Items]
Capital expenditures	576,151	573,893	635,445
Impairment losses of goodwill and unamortizable intangible assets	4,076
Impairment of long-lived assets		1,684
Smart Life Business
Segment Reporting Information [Line Items]
Capital expenditures	14,391	13,855	17,195
Impairment losses of goodwill and unamortizable intangible assets	7,538	2,368
Impairment of long-lived assets		7,186	30,161
Other businesses
Segment Reporting Information [Line Items]
Capital expenditures	6,536	7,468	9,125
Impairment losses of goodwill and unamortizable intangible assets		6,252
Impairment of long-lived assets	591	193
Total Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	452,341	625,934	659,787
Point program expenses	96,425	58,268	67,916
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	418,669	592,073	614,821
Point program expenses	82,302	49,155	60,971
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Depreciation and amortization	16,190	16,892	24,594
Point program expenses	14,063	9,112	6,945
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Depreciation and amortization	17,482	16,969	20,372
Point program expenses	60	1
Elimination
Segment Reporting Information [Line Items]
Point program expenses	¥ (2,134)	¥ (436)	¥ (211)